Fair Value Measurements (Detail) - CAD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of fair value measurement of liabilities and assets [line items]
Financial assets	$ 56,193	$ 52,359
Financial liabilities	27,901	25,848
Recurring Fair Value Measurement
Disclosure of fair value measurement of liabilities and assets [line items]
Financial assets	2,104	3,194
Financial liabilities	184	194
Recurring Fair Value Measurement | Level 1
Disclosure of fair value measurement of liabilities and assets [line items]
Financial assets	608	1,852
Financial liabilities	0	0
Recurring Fair Value Measurement | Level 2
Disclosure of fair value measurement of liabilities and assets [line items]
Financial assets	1,346	1,192
Financial liabilities	184	194
Recurring Fair Value Measurement | Level 3
Disclosure of fair value measurement of liabilities and assets [line items]
Financial assets	150	150
Financial liabilities	0	0
Recurring Fair Value Measurement | Cash equivalents
Disclosure of fair value measurement of liabilities and assets [line items]
Financial assets	345	1,624
Recurring Fair Value Measurement | Cash equivalents | Level 1
Disclosure of fair value measurement of liabilities and assets [line items]
Financial assets	345	1,624
Recurring Fair Value Measurement | Cash equivalents | Level 2
Disclosure of fair value measurement of liabilities and assets [line items]
Financial assets	0	0
Recurring Fair Value Measurement | Cash equivalents | Level 3
Disclosure of fair value measurement of liabilities and assets [line items]
Financial assets	0	0
Recurring Fair Value Measurement | Marketable and other equity securities
Disclosure of fair value measurement of liabilities and assets [line items]
Financial assets	229	219
Recurring Fair Value Measurement | Marketable and other equity securities | Level 1
Disclosure of fair value measurement of liabilities and assets [line items]
Financial assets	79	69
Recurring Fair Value Measurement | Marketable and other equity securities | Level 2
Disclosure of fair value measurement of liabilities and assets [line items]
Financial assets	0	0
Recurring Fair Value Measurement | Marketable and other equity securities | Level 3
Disclosure of fair value measurement of liabilities and assets [line items]
Financial assets	150	150
Recurring Fair Value Measurement | Debt securities
Disclosure of fair value measurement of liabilities and assets [line items]
Financial assets	184	159
Recurring Fair Value Measurement | Debt securities | Level 1
Disclosure of fair value measurement of liabilities and assets [line items]
Financial assets	184	159
Recurring Fair Value Measurement | Debt securities | Level 2
Disclosure of fair value measurement of liabilities and assets [line items]
Financial assets	0	0
Recurring Fair Value Measurement | Debt securities | Level 3
Disclosure of fair value measurement of liabilities and assets [line items]
Financial assets	0	0
Recurring Fair Value Measurement | Settlement receivables
Disclosure of fair value measurement of liabilities and assets [line items]
Financial assets	1,254	1,118
Recurring Fair Value Measurement | Settlement receivables | Level 1
Disclosure of fair value measurement of liabilities and assets [line items]
Financial assets	0	0
Recurring Fair Value Measurement | Settlement receivables | Level 2
Disclosure of fair value measurement of liabilities and assets [line items]
Financial assets	1,254	1,118
Recurring Fair Value Measurement | Settlement receivables | Level 3
Disclosure of fair value measurement of liabilities and assets [line items]
Financial assets	0	0
Recurring Fair Value Measurement | Derivative instruments and embedded derivatives
Disclosure of fair value measurement of liabilities and assets [line items]
Financial assets	92	74
Recurring Fair Value Measurement | Derivative instruments and embedded derivatives | Level 1
Disclosure of fair value measurement of liabilities and assets [line items]
Financial assets	0	0
Recurring Fair Value Measurement | Derivative instruments and embedded derivatives | Level 2
Disclosure of fair value measurement of liabilities and assets [line items]
Financial assets	92	74
Recurring Fair Value Measurement | Derivative instruments and embedded derivatives | Level 3
Disclosure of fair value measurement of liabilities and assets [line items]
Financial assets	0	0
Recurring Fair Value Measurement | Derivative instruments and embedded derivatives
Disclosure of fair value measurement of liabilities and assets [line items]
Financial liabilities	148	149
Recurring Fair Value Measurement | Derivative instruments and embedded derivatives | Level 1
Disclosure of fair value measurement of liabilities and assets [line items]
Financial liabilities	0	0
Recurring Fair Value Measurement | Derivative instruments and embedded derivatives | Level 2
Disclosure of fair value measurement of liabilities and assets [line items]
Financial liabilities	148	149
Recurring Fair Value Measurement | Derivative instruments and embedded derivatives | Level 3
Disclosure of fair value measurement of liabilities and assets [line items]
Financial liabilities	0	0
Recurring Fair Value Measurement | Settlement payables
Disclosure of fair value measurement of liabilities and assets [line items]
Financial liabilities	36	45
Recurring Fair Value Measurement | Settlement payables | Level 1
Disclosure of fair value measurement of liabilities and assets [line items]
Financial liabilities	0	0
Recurring Fair Value Measurement | Settlement payables | Level 2
Disclosure of fair value measurement of liabilities and assets [line items]
Financial liabilities	36	45
Recurring Fair Value Measurement | Settlement payables | Level 3
Disclosure of fair value measurement of liabilities and assets [line items]
Financial liabilities	$ 0	$ 0